Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Local Currency Central Fund

September 30, 2020

MDL-QTLY-1120
1.9899757.100

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Foreign Government and Government Agency Obligations - 82.9%
		Principal Amount	Value
Brazil - 8.4%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 2.9869% to 5.1772% 1/1/22 to 7/1/23	BRL	$25,000,000	$3,961,837
Brazilian Federative Republic:
10% 1/1/23	BRL	18,000,000	3,560,045
10% 1/1/25	BRL	20,000,000	4,029,945
10% 1/1/29	BRL	5,000,000	1,027,825

TOTAL BRAZIL			12,579,652

Chile - 3.3%
Bonos de La Tesoreria de La Republica de Chile:
4.5% 3/1/26	CLP	2,400,000,000	3,509,833
5% 3/1/35	CLP	950,000,000	1,447,084

TOTAL CHILE			4,956,917

Colombia - 4.6%
Colombian Republic 7.5% 8/26/26	COP	10,750,000,000	3,227,753
Titulos de Tesoreria B:
5.75% 11/3/27	COP	8,000,000,000	2,178,249
7% 6/30/32	COP	5,250,000,000	1,478,793

TOTAL COLOMBIA			6,884,795

Czech Republic - 1.8%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	35,000,000	1,537,944
1.2% 3/13/31	CZK	25,000,000	1,122,178

TOTAL CZECH REPUBLIC			2,660,122

Dominican Republic - 0.4%
Dominican Republic 8.9% 2/15/23(Reg. S)	DOP	35,000,000	597,867
Hungary - 2.7%
Hungarian Republic:
, yield at date of purchase -1.7053% 10/27/21	HUF	225,000,000	738,847
3.25% 10/22/31	HUF	65,000,000	225,318
5.5% 6/24/25	HUF	370,000,000	1,407,850
6.75% 10/22/28	HUF	380,000,000	1,657,097

TOTAL HUNGARY			4,029,112

Indonesia - 8.4%
Indonesian Republic:
8.125% 5/15/24	IDR	27,000,000,000	1,946,069
8.25% 5/15/29	IDR	40,000,000,000	2,926,075
8.25% 5/15/36	IDR	31,000,000,000	2,203,125
8.375% 9/15/26	IDR	40,000,000,000	2,977,151
8.375% 3/15/34	IDR	36,000,000,000	2,588,710

TOTAL INDONESIA			12,641,130

Israel - 1.0%
Israeli State 1% 3/31/30	ILS	4,990,000	1,496,052
Malaysia - 8.5%
Malaysian Government:
3.729% 3/31/22	MYR	12,000,000	2,966,033
3.828% 7/5/34	MYR	5,750,000	1,500,329
3.885% 8/15/29	MYR	9,000,000	2,368,849
3.899% 11/16/27	MYR	11,000,000	2,889,171
4.059% 9/30/24	MYR	12,000,000	3,090,603

TOTAL MALAYSIA			12,814,985

Mexico - 8.9%
United Mexican States:
5.75% 3/5/26	MXN	65,000,000	3,009,463
7.75% 11/23/34	MXN	45,000,000	2,280,629
7.75% 11/13/42	MXN	40,000,000	1,955,996
8% 12/7/23	MXN	80,000,000	3,965,131
8.5% 5/31/29	MXN	40,000,000	2,136,897

TOTAL MEXICO			13,348,116

Peru - 2.9%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	5,000,000	1,448,214
6.35% 8/12/28	PEN	4,250,000	1,421,491
6.95% 8/12/31	PEN	4,250,000	1,441,147

TOTAL PERU			4,310,852

Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	265,948
Poland - 4.8%
Polish Government:
2.5% 7/25/26	PLN	14,200,000	4,024,999
2.75% 10/25/29	PLN	11,000,000	3,208,879

TOTAL POLAND			7,233,878

Romania - 4.7%
Romanian Republic:
3.4% 3/8/22	RON	12,500,000	3,023,888
3.65% 9/24/31	RON	1,000,000	237,858
4.75% 2/24/25	RON	9,000,000	2,283,461
5% 2/12/29	RON	5,500,000	1,469,159

TOTAL ROMANIA			7,014,366

Russia - 4.8%
Ministry of Finance of the Russian Federation:
7.05% 1/19/28	RUB	190,000,000	2,605,302
7.7% 3/16/39	RUB	90,000,000	1,315,282
8.5% 9/17/31	RUB	217,000,000	3,282,298

TOTAL RUSSIA			7,202,882

Singapore - 3.5%
Republic of Singapore:
2.375% 6/1/25	SGD	2,250,000	1,796,390
2.875% 7/1/29	SGD	4,000,000	3,435,772

TOTAL SINGAPORE			5,232,162

South Africa - 6.8%
South African Republic:
6.5% 2/28/41	ZAR	40,000,000	1,485,168
8% 1/31/30	ZAR	42,000,000	2,288,496
8.75% 2/28/48	ZAR	33,000,000	1,513,154
8.875% 2/28/35	ZAR	70,000,000	3,497,075
10.5% 12/21/26	ZAR	22,000,000	1,526,750

TOTAL SOUTH AFRICA			10,310,643

Thailand - 4.8%
Kingdom of Thailand:
1.6% 6/17/35	THB	59,000,000	1,871,360
3.3% 6/17/38	THB	39,000,000	1,491,509
4.875% 6/22/29	THB	96,500,000	3,930,056

TOTAL THAILAND			7,292,925

Turkey - 1.8%
Turkish Republic:
8% 3/12/25	TRY	14,000,000	1,522,774
11% 2/24/27	TRY	9,750,000	1,163,397

TOTAL TURKEY			2,686,171

Uruguay - 0.6%
Uruguay Republic 9.875% 6/20/22	UYU	40,000,000	981,380
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,619,533)			124,539,955

Supranational Obligations - 0.5%
International Finance Corp. 5.85% 11/25/22 (Cost $690,207)	INR	50,000,000	688,304
		Shares	Value

Money Market Funds - 16.1%
Fidelity Cash Central Fund 0.10% (a)
(Cost $24,259,350)		24,254,499	24,259,350
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $149,569,090)			149,487,609
NET OTHER ASSETS (LIABILITIES) - 0.5%			754,743
NET ASSETS - 100%			$150,242,352

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
HUF	234,408,825	USD	751,498	Brown Brothers Harriman & Co.	10/1/20	$4,627
IDR	5,610,810,000	USD	375,362	Goldman Sachs Bank USA	10/1/20	1,708
RON	1,965,322	USD	472,265	Brown Brothers Harriman & Co.	10/1/20	520
SGD	2,470,121	USD	1,809,374	JPMorgan Chase Bank	10/2/20	172
USD	740,261	RON	3,075,690	Goldman Sachs Bank USA	10/2/20	362
ZAR	26,159,430	USD	1,539,925	Citibank NA	10/2/20	21,832
CZK	20,928,000	USD	896,847	BNP Paribas	10/22/20	10,011
HUF	200,751,000	USD	641,757	Brown Brothers Harriman & Co.	10/22/20	5,587
INR	55,500,000	USD	748,548	State Street Bank And Tr Co	10/22/20	4,268
MXN	105,000,000	USD	4,673,334	Citibank NA	10/22/20	63,701
PHP	36,400,000	USD	748,725	State Street Bank And Tr Co	10/22/20	1,801
PLN	3,093,000	USD	796,078	BNP Paribas	10/22/20	4,132
PLN	18,000,000	USD	4,650,562	Barclays Bank PLC	10/22/20	6,333
RUB	60,915,000	USD	772,739	JPMorgan Chase Bank	10/22/20	9,461
RUB	30,020,000	USD	385,712	JPMorgan Chase Bank	10/22/20	(230)
USD	1,266,142	MXN	28,491,000	Citibank NA	10/22/20	(19,219)
USD	1,501,330	PLN	5,844,000	BNP Paribas	10/22/20	(10,609)
USD	432,783	ZAR	7,435,000	Brown Brothers Harriman & Co.	10/22/20	(10,009)
USD	1,508,198	ZAR	25,684,000	Citibank NA	10/22/20	(21,414)
ZAR	84,000,000	USD	4,900,474	Barclays Bank PLC	10/22/20	102,152
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$175,186
					Unrealized Appreciation	236,667
					Unrealized Depreciation	(61,481)

Currency Abbreviations

BRL – Brazilian real

CLP – Chilean peso

COP – Colombian peso

CZK – Czech koruna

DOP – Dominican Republic peso

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli shekel

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu (new)

RUB – Russian ruble

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,033
Total	$1,033

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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